History And Reorganization of The Group - Summary of The Major Consolidated Structured Entities Other Than Consolidated Affiliated Entities Of The Group (Detail) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Trust A [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	¥ 3,539,000
Remaining paid-in capital of structure entities	3,539,000
Asset Management Product A [Member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	3,458,341
Remaining paid-in capital of structure entities	3,458,341
Wealth Management Product A [Member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	2,473,064
Remaining paid-in capital of structure entities	2,473,064
Trust B [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	2,188,707
Remaining paid-in capital of structure entities	2,188,707
Asset Management Product B [Member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	2,000,438
Remaining paid-in capital of structure entities	2,000,438
Trust C [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,529,513
Remaining paid-in capital of structure entities	1,529,513
Asset Management Product C [Member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,431,107
Remaining paid-in capital of structure entities	1,431,107
Trust D [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,359,000
Remaining paid-in capital of structure entities	1,359,000
Trust E [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,320,000
Remaining paid-in capital of structure entities	1,320,000
Wealth Management Product B [Member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,174,048
Remaining paid-in capital of structure entities	¥ 1,174,048